                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                       [   ]
    is a restatement.
                                                            [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Feirstein, Barry R.
Address: 767 Third Avenue
         28th Floor
         New York, New York 10017

Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (212) 754-5651

Signature, Place, and Date of Signing:

         /s/ Barry Feirstein     New York, New York    11/13/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.  (Check here if all holdings of1
         this reporting manager are reported in this report.)1

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $1,004,236
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


                                                   Form 13F INFORMATION TABLE
                                                         Barry Feirstein

    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ACTEL CORP          Common        004934105   17,968,750     500,000   X                                   500,000
ACTIVE POWER INC
  COM               Common        00504W100    9,300,000     150,000   X                                   150,000
AES CORP            Common        00130H105   10,275,000     150,000   X                                   150,000
ALKERMES INC        Common        01642T108   15,450,000     400,000   X                                   400,000
ALLEGHENY ENERGY
  INC COM           Common        017361106    8,485,263     222,200   X                                   222,200
APOLLO GROUP INC
  COM UNV PHOENX    Common        037604204    2,546,875     125,000   X                                   125,000
AT HOME CORP        Common        045919107   14,125,000   1,000,000   X                                 1,000,000
AVISTA CORP         Common        05379B107   60,030,000   2,668,000   X                                 2,668,000
BANK ONE CORP COM   Common        06423A103   15,450,000     400,000   X                                   400,000
BELLSOUTH CORP      Common        079860102    4,025,000     100,000   X                                   100,000
BEST BUY            Common        086516101    3,181,250      50,000   X                                    50,000
BIOTRANSPLANT INC
   COM              Common        09066Y107    1,706,250     100,000   X                                   100,000
BJ SVCS             Common        055482103   12,225,000     200,000   X                                   200,000
CALIFORNIA
  AMPLIFIER COM     Common        129900106    1,150,000      50,000   X                                    50,000
CALPINE CORP COM    Common        131347106   10,437,500     100,000   X                                   100,000
CAMECO CORP COM     Common        13321L108    1,722,500     130,000   X                                   130,000
CAPSTONE TURBINE
   CORP             Common        14067D102   10,387,500     150,000   X                                   150,000
CASH AMERICA
  INTERNATIONAL     Common        14754D100   21,937,500   3,000,000   X                                 3,000,000
CINERGY CORP        Common        172474108    9,918,750     300,000   X                                   300,000
CIRCUIT CITY
  STORES            Common        172737108    9,200,000     400,000   X                                   400,000
CLAYTON HOMES
  INC COM           Common        184190106    2,500,000     250,000   X                                   250,000
CNET NETWORKS INC.  Common        12613R104    9,743,750     400,000   X                                   400,000
CONDUCTUS INC COM   Common        206784100    1,843,750     125,000   X                                   125,000
CONSTELLATION
  ENERGY COM        Common        210371100   24,875,000     500,000   X                                   500,000
CORVAS INT'L        Common        221005101    8,718,750     375,000   X                                   375,000
CURAGEN CORP COM    Common        23126R101    6,660,156     125,000   X                                   125,000
DETROIT EDISON      Common        233331107    7,650,000     200,000   X                                   200,000
DIAMOND OFFSHORE
  DRILL             Common        25271C102    8,200,000     200,000   X                                   200,000
DIGENE CORP         Common        253752109   36,000,000   1,000,000   X                                 1,000,000
DOMINION RES        Common        25746U109   11,612,500     200,000   X                                   200,000
DUKE POWER CO       Common        264399106   10,718,750     125,000   X                                   125,000
DYNEGY INC          Common        26816Q101   11,400,000     200,000   X                                   200,000
EARTHWEB INC COM    Common        27032C108    7,565,625     900,000   X                                   900,000
EBENX INC COM       Common        278668108    7,522,813     665,000   X                                   665,000
EMERSON ELEC        Common        291011104   10,050,000     150,000   X                                   150,000
EMISPHERE
  TECHNOLOGIES      Common        291345106    7,484,375     250,000   X                                   250,000
ENRON CORP          Common        293561106   10,953,125     125,000   X                                   125,000
ENSCO INTL INC      Common        26874Q100    7,650,000     200,000   X                                   200,000
ENTERGY CORP        Common        29364G103   11,175,000     300,000   X                                   300,000
FEDERAL HOME LN
  MTG               Common        313400301   13,515,625     250,000   X                                   250,000
FEDERAL NATL MTG
  ASSN              Common        313586109   14,300,000     200,000   X                                   200,000
FIDELITY NATL FINL
   INC COM          Common        316326107    4,950,000     200,000   X                                   200,000
FIRST AMERN FINL
  CORP COM          Common        318522307    4,175,000     200,000   X                                   200,000
FPL GROUP           Common        302571104   13,150,000     200,000   X                                   200,000
GEMINI GENOMICS
  PLC SPONSORED
  ADR               Common        36865M109    2,156,250     150,000   X                                   150,000
HISPANIC BROAD-
  CASTING CORP      Common        43357B104   13,937,500     500,000   X                                   500,000
INFORMATION RES
  ENGR              Common        45675F303    1,270,500      42,000   X                                    42,000
INGERSOLL RAND CO   Common        456866102    6,775,000     200,000   X                                   200,000
ISTA PHARMACEUTICALS
   COM              Common        45031X105    5,750,000     400,000   X                                   400,000
JUPITER MEDIA
  METRIX COM        Common        48206U104    8,924,363     559,960   X                                   559,960
KOS PHARMACEU-
  TICALS            Common        500648100    5,431,250     275,000   X                                   275,000
MARSHALL & ILSLEY
   CORP COM         Common        571834100   25,062,500     500,000   X                                   500,000
MGIC INVT WIS       Common        552848103   15,281,250     250,000   X                                   250,000
MYPOINTS COM INC
  COM               Common        62855T102    2,750,000     500,000   X                                   500,000
NABORS INDS         Common        629568106   20,960,000     400,000   X                                   400,000
NATIONAL OIL WELL
  INC               Common        637071101    3,125,000     100,000   X                                   100,000




NEXTCARD INC        Common        65332K107   18,187,500   2,000,000   X                                 2,000,000
NPS PHARMACEUTICALS
   COM              Common        62936P103    8,484,375     150,000   X                                   150,000
OGDEN CORP COM      Common        676346109    1,491,875     110,000   X                                   110,000
OSI PHARMACEUTICALS
   INC.             Common        671040103   14,000,000     200,000   X                                   200,000
PACIFIC SUNWEAR OF
   CALIFORNIA       Common        694873100    3,750,000     200,000   X                                   200,000
PECO ENERGY         Common        693304107   12,112,500     200,000   X                                   200,000
PHOTOMEDEX INC      Common        719358103    2,575,000     200,000   X                                   200,000
PMI GROUP INC       Common        69344M101   16,937,500     250,000   X                                   250,000
PRICELINE.COM       Common        741503106   39,187,500   3,300,000   X                                 3,300,000
PROTON ENERGY SYS
  INC COM           Common        74371K101      572,500      20,000   X                                    20,000
PUBLIC SVC
  ENTERPRISE        Common        744573106    8,937,500     200,000   X                                   200,000
QLT PHOTOTHERA-
  PEUTICS COM       Common        746927102   21,262,500     300,000   X                                   300,000
R&B FALCON          Common        74912E101    5,575,000     200,000   X                                   200,000
RADIAN GROUP INC
  COM               Common        750236101   16,875,000     250,000   X                                   250,000
RADIOSHACK CORP
  COM               Common        750438103    3,231,250      50,000   X                                    50,000
RELIANT ENERGY INC
   COM              Common        75952J108   11,625,000     250,000   X                                   250,000
SBC COMMUNICATIONS  Common        78387G103    5,000,000     100,000   X                                   100,000
SCHLUMBERGER LTD    Common        806857108   16,462,500     200,000   X                                   200,000
SHAW GROUP INC COM  Common        820280105   14,100,000     200,000   X                                   200,000
SIRIUS SATELLITE
  RADIO INC         Common        82966U103   21,150,000     400,000   X                                   400,000
SMITH INTL INC      Common        832110100   16,312,500     200,000   X                                   200,000
SOUTHERN CO         Common        842587107   22,706,250     700,000   X                                   700,000
SOUTHERN ENERG INC
   DEL COM          Common        842816100    6,275,000     200,000   X                                   200,000
SPRINT CORP PCS
  COM SER 1         Common        852061506   10,518,750     300,000   X                                   300,000
STAPLES INC         Common        855030102    4,256,250     300,000   X                                   300,000
STRATEGIC DISTRI-
  BUTION            Common        862701208    5,231,250   3,100,000   X                                 3,100,000
THREE FIVE SYS INC  Common        88554L108   17,550,000     600,000   X                                   600,000
TITAN PHARMACEU-
  TICALS INC.       Common        888314101   22,750,000     350,000   X                                   350,000
UNICOM CORPORATION  Common        904911104   11,237,500     200,000   X                                   200,000
UTILICORP UTD INC
  COM               Common        918005109    5,175,000     200,000   X                                   200,000
VEECO INSTRS INC
  DEL COM           Common        922417100   15,939,844     150,000   X                                   150,000
VERIZON COMMUNI-
  CATIONS COM       Common        92343V104    4,843,750     100,000   X                                   100,000
WASHINGTON MUTUAL
  INC COM           Common        939322103    7,962,500     200,000   X                                   200,000
WEATHERFORD INTL
  INC COM           Common        947074100    8,600,000     200,000   X                                   200,000
                                           1,004,236,063  36,992,160                                    36,992,160

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